ORDINARY SHARES AND TREASURY STOCK - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	May 10, 2019 CNY (¥) Vote shares	Dec. 31, 2020 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	May 10, 2019 $ / shares shares
Common shares, par value | $ / shares						$ 0.000000005
Common shares, shares outstanding						216,100,000
Treasury stock, shares			2,372,596	2,372,596	0
Stock sale price | $ / shares						$ 10.50
IPO Expenses Capitalization | ¥	¥ 234,354
Common Class A [Member]
Common shares, shares authorized			10,000,000,000,000	10,000,000,000,000	10,000,000,000,000
Common shares, par value | $ / shares				$ 0.000000005	$ 0.000000005
Common shares, shares outstanding			105,727,404	105,727,404	108,100,000	100,100,000
Common Stock, Shares, Issued			108,100,000	108,100,000	108,100,000
Number of votes | Vote	1
Common Class B [Member]
Common shares, shares authorized			10,000,000,000,000	10,000,000,000,000	10,000,000,000,000
Common shares, par value | $ / shares				$ 0.000000005	$ 0.000000005
Common shares, shares outstanding			108,000,000	108,000,000	108,000,000	116,000,000
Common Stock, Shares, Issued			108,000,000	108,000,000	108,000,000
Number of votes | Vote	10
ADS
Stock issued during period	4,025,000
Ordinary shares
Stock issued during period	16,100,000
Ordinary shares | Common Class A [Member]
Ordinary shares repurchased			5,994,368	5,994,368
Ordinary shares repurchased amount			¥ 24,012	$ 3,454
Weighted average price of shares repurchased | $ / shares				$ 2.31
Conversion of Class B Ordinary Share to Class A Ordinary Share		8,000,000
Ordinary shares | Common Class B [Member]
Conversion of Class B Ordinary Share to Class A Ordinary Share		(8,000,000)